T. ROWE PRICE U.S. EQUITY RESEARCH ETF

March 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.9%
COMMUNICATION SERVICES 8.9%
Diversified Telecommunication Services 0.1%
AT&T	2,208	39
Verizon Communications	4,878	205
		244
Entertainment 1.2%
Electronic Arts	300	40
Netflix (1)	2,368	1,438
Walt Disney	4,866	595
		2,073
Interactive Media & Services 6.3%
Alphabet, Class A (1)	17,796	2,686
Alphabet, Class C (1)	24,730	3,766
Meta Platforms, Class A (1)	8,854	4,299
		10,751
Media 0.5%
Charter Communications, Class A (1)	62	18
Comcast, Class A	19,296	836
		854
Wireless Telecommunication Services 0.8%
T-Mobile US	8,430	1,376
		1,376
Total Communication Services		15,298
CONSUMER DISCRETIONARY 10.2%
Automobile Components 0.1%
Aptiv (1)	2,664	212
		212
Automobiles 1.1%
General Motors	3,285	149
Rivian Automotive, Class A (1)(2)	6,351	69
Tesla (1)	9,691	1,704
		1,922
Broadline Retail 3.9%
Amazon.com (1)	36,885	6,653
		6,653
Hotels Restaurants & Leisure 2.4%
Airbnb, Class A (1)	1,962	324
Booking Holdings (1)	132	479

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Chipotle Mexican Grill (1)	207	602
Domino's Pizza	330	164
Hilton Worldwide Holdings	2,069	441
Las Vegas Sands	5,213	269
Marriott International, Class A	794	200
McDonald's	2,854	805
Norwegian Cruise Line Holdings (1)	4,112	86
Royal Caribbean Cruises (1)	2,170	302
Starbucks	2,447	224
Wingstop	200	73
Wynn Resorts	2,005	205
		4,174
Household Durables 0.2%
NVR (1)	43	348
		348
Specialty Retail 2.2%
AutoZone (1)	83	262
Bath & Body Works	1,229	62
Burlington Stores (1)	903	210
Home Depot	4,264	1,636
Lowe's	2,023	515
O'Reilly Automotive (1)	266	300
Ross Stores	2,528	371
TJX	3,267	331
		3,687
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica (1)	78	30
NIKE, Class B	5,317	500
		530
Total Consumer Discretionary		17,526
CONSUMER STAPLES 5.9%
Beverages 1.8%
Coca-Cola	17,461	1,068
Constellation Brands, Class A	1,278	348
Keurig Dr Pepper	11,402	350
Monster Beverage (1)	4,134	245
PepsiCo	5,544	970
		2,981
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale	1,758	1,288
Dollar General	2,189	341
Dollar Tree (1)	78	10
Sysco	1,290	105

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Target	1,880	333
Walmart	17,496	1,053
		3,130
Food Products 0.3%
Kraft Heinz	3,360	124
Mondelez International, Class A	5,526	387
Tyson Foods, Class A	1,035	61
		572
Household Products 1.2%
Clorox	44	7
Colgate-Palmolive	6,084	548
Procter & Gamble	8,970	1,455
		2,010
Personal Care Products 0.3%
elf Beauty (1)	965	189
Kenvue	14,241	306
		495
Tobacco 0.5%
Altria Group	1,527	67
Philip Morris International	8,606	788
		855
Total Consumer Staples		10,043
ENERGY 4.1%
Energy Equipment & Services 0.4%
Halliburton	7,167	283
Schlumberger	8,285	454
		737
Oil, Gas & Consumable Fuels 3.7%
Chesapeake Energy	600	53
Chevron	6,256	987
ConocoPhillips	7,386	940
Diamondback Energy	1,033	205
EOG Resources	3,075	393
EQT	2,938	109
Exxon Mobil	16,318	1,897
Hess	975	149
Marathon Petroleum	3,058	616
Phillips 66	677	111
Pioneer Natural Resources	939	246
Suncor Energy	2,719	100
Valero Energy	1,025	175

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Williams	8,182	319
		6,300
Total Energy		7,037
FINANCIALS 13.9%
Banks 3.4%
Bank of America	18,834	714
Citigroup	13,197	835
East West Bancorp	1,689	134
Fifth Third Bancorp	9,111	339
Huntington Bancshares	14,504	202
JPMorgan Chase	10,999	2,203
M&T Bank	100	15
PNC Financial Services Group	1,400	226
Truist Financial	3,189	124
Wells Fargo	16,985	984
Western Alliance Bancorp	1,085	70
		5,846
Capital Markets 2.7%
Ares Management	1,136	151
Bank of New York Mellon	4,366	252
BlackRock	173	144
Blackstone	800	105
Cboe Global Markets	705	130
Charles Schwab	10,976	794
CME Group	985	212
Goldman Sachs Group	1,519	635
Intercontinental Exchange	3,176	437
KKR	1,177	118
LPL Financial Holdings	413	109
MarketAxess Holdings	40	9
Moody's	351	138
Morgan Stanley	5,130	483
MSCI	284	159
S&P Global	1,500	638
Tradeweb Markets, Class A	1,203	125
		4,639
Consumer Finance 0.6%
American Express	2,867	653
Capital One Financial	700	104
Discover Financial Services	1,160	152
Synchrony Financial	1,577	68
		977
Financial Services 5.0%
Apollo Global Management	1,500	169

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Berkshire Hathaway, Class B (1)	5,263	2,213
Corebridge Financial	11,432	329
Corpay (1)	1,369	422
Equitable Holdings	5,194	197
Fiserv (1)	5,626	899
Global Payments	3,837	513
Mastercard, Class A	3,343	1,610
Visa, Class A	7,292	2,035
Voya Financial	4,100	303
		8,690
Insurance 2.2%
American International Group	8,982	702
Chubb	3,278	850
Hartford Financial Services Group	6,280	647
Marsh & McLennan	2,206	454
MetLife	6,337	470
RenaissanceRe Holdings	1,507	354
Travelers	1,044	240
		3,717
Total Financials		23,869
HEALTH CARE 12.8%
Biotechnology 1.8%
AbbVie	6,235	1,135
Amgen	2,437	693
Biogen (1)	804	173
BioMarin Pharmaceutical (1)	100	9
Gilead Sciences	1,499	110
Moderna (1)	85	9
Regeneron Pharmaceuticals (1)	397	382
Vertex Pharmaceuticals (1)	1,270	531
		3,042
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	3,746	426
Baxter International	3,687	157
Becton Dickinson	1,542	381
Boston Scientific (1)	4,584	314
Dexcom (1)	1,916	266
Edwards Lifesciences (1)	4,109	393
Hologic (1)	2,883	225
Intuitive Surgical (1)	2,086	832
Medtronic	3,406	297
Penumbra (1)	66	15
Stryker	1,892	677
Teleflex	450	102

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Zimmer Biomet Holdings	3,242	428
		4,513
Health Care Providers & Services 2.7%
Cardinal Health	1,000	112
Cencora	693	168
Centene (1)	677	53
Cigna	1,913	695
CVS Health	1,680	134
Elevance Health	1,361	706
HCA Healthcare	284	95
Humana	282	98
McKesson	853	458
Molina Healthcare (1)	281	115
Tenet Healthcare (1)	1,880	197
UnitedHealth Group	3,799	1,879
		4,710
Life Sciences Tools & Services 1.5%
Agilent Technologies	1,619	236
Avantor (1)	1,682	43
Bio-Techne	2,354	166
Charles River Laboratories International (1)	100	27
Danaher	2,145	536
ICON (1)	460	154
IQVIA Holdings (1)	72	18
Mettler-Toledo International (1)	120	160
Repligen (1)	120	22
Thermo Fisher Scientific	2,010	1,168
		2,530
Pharmaceuticals 4.2%
AstraZeneca, ADR	3,431	232
Bristol-Myers Squibb	5,504	298
Catalent (1)	774	44
Eli Lilly	3,699	2,878
Johnson & Johnson	7,750	1,226
Merck	9,432	1,245
Novo Nordisk, ADR	1,729	222
Pfizer	9,569	266
Viatris	22,865	273
Zoetis	2,946	498
		7,182
Total Health Care		21,977
INDUSTRIALS & BUSINESS SERVICES 8.1%
Aerospace & Defense 1.7%
Boeing (1)	4,408	851

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
General Dynamics	819	231
Howmet Aerospace	3,718	254
Huntington Ingalls Industries	383	112
L3Harris Technologies	1,140	243
Lockheed Martin	255	116
Northrop Grumman	564	270
RTX	3,313	323
TransDigm Group	378	466
		2,866
Air Freight & Logistics 0.2%
FedEx	1,271	368
		368
Building Products 0.3%
Carrier Global	5,286	307
Johnson Controls International	2,090	137
Trane Technologies	353	106
		550
Commercial Services & Supplies 0.6%
Cintas	159	109
Copart (1)	5,159	299
Republic Services	997	191
Veralto	619	55
Waste Connections	2,092	360
		1,014
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (1)	947	44
		44
Electrical Equipment 0.3%
Emerson Electric	598	68
Hubbell	300	124
Rockwell Automation	1,161	338
		530
Ground Transportation 1.6%
Canadian National Railway	1,910	251
Canadian Pacific Kansas City (2)	1,163	102
CSX	11,619	431
JB Hunt Transport Services	802	160
Norfolk Southern	1,189	303
Old Dominion Freight Line	2,558	561
Saia (1)	330	193
Uber Technologies (1)	9,519	733
		2,734

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Industrial Conglomerates 1.5%
3M	865	92
General Electric	7,760	1,362
Honeywell International	3,392	696
Roper Technologies	756	424
		2,574
Machinery 1.5%
Caterpillar	379	139
Cummins	1,813	534
Deere	994	408
Dover	900	160
Esab	377	42
IDEX	1,101	269
Ingersoll-Rand	3,675	349
Nordson	300	82
Otis Worldwide	789	78
PACCAR	52	6
Stanley Black & Decker	4,937	484
		2,551
Passenger Airlines 0.1%
Southwest Airlines	3,440	101
United Airlines Holdings (1)	1,637	78
		179
Professional Services 0.2%
Broadridge Financial Solutions	1,035	212
Equifax	339	90
TransUnion	900	72
		374
Trading Companies & Distributors 0.0%
SiteOne Landscape Supply (1)	23	4
United Rentals	47	34
		38
Total Industrials & Business Services		13,822
INFORMATION TECHNOLOGY 29.7%
Communications Equipment 0.4%
Arista Networks (1)	931	270
Cisco Systems	9,366	467
		737
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A	5,290	610
TE Connectivity	2,579	375
Teledyne Technologies (1)	713	306

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Zebra Technologies, Class A (1)	360	108
		1,399
IT Services 0.9%
Accenture, Class A	3,613	1,252
International Business Machines	1,700	325
		1,577
Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices (1)	4,123	744
Analog Devices	1,122	222
Applied Materials	980	202
ASML Holding NV	234	227
Broadcom	1,691	2,241
Entegris	3,036	427
First Solar (1)	45	8
Intel	954	42
KLA	1,054	736
Lam Research	1,321	1,283
Lattice Semiconductor (1)	1,067	84
Marvell Technology	668	47
Microchip Technology	1,600	144
Micron Technology	4,972	586
Monolithic Power Systems	214	145
NVIDIA	10,451	9,443
ON Semiconductor (1)	471	35
QUALCOMM	6,492	1,099
Texas Instruments	215	38
		17,753
Software 11.4%
Adobe (1)	2,063	1,041
Autodesk (1)	2,048	533
Cadence Design Systems (1)	1,344	418
Descartes Systems Group (1)	1,738	159
DocuSign (1)	763	45
Dynatrace (1)	2,500	116
Fair Isaac (1)	146	183
Fortinet (1)	7,746	529
Gen Digital	14,173	318
Intuit	862	560
Microsoft	29,400	12,369
Oracle	2,600	327
Palo Alto Networks (1)	693	197
Salesforce.com (1)	5,359	1,614
Samsara, Class A (1)	947	36
ServiceNow (1)	139	106
Synopsys (1)	1,327	758

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Tyler Technologies (1)	140	60
Workday (1)	380	104
Zscaler (1)	578	111
		19,584
Technology Hardware, Storage & Peripherals 5.8%
Apple	54,576	9,359
Pure Storage, Class A (1)	4,631	241
Western Digital (1)	3,429	234
		9,834
Total Information Technology		50,884
MATERIALS 2.3%
Chemicals 1.3%
CF Industries Holdings	2,180	181
Linde	2,957	1,373
Mosaic	3,800	123
Nutrien	731	40
RPM International	999	119
Sherwin-Williams	1,064	370
		2,206
Construction Materials 0.2%
Vulcan Materials	1,018	278
		278
Containers & Packaging 0.3%
Avery Dennison	986	220
Ball	3,159	213
Packaging of America	123	23
WestRock	2,737	135
		591
Metals & Mining 0.4%
Agnico Eagle Mines	1,054	63
Franco-Nevada	477	57
Freeport-McMoRan	7,205	339
Steel Dynamics	1,520	225
		684
Paper & Forest Products 0.1%
West Fraser Timber	2,115	183
		183
Total Materials		3,942

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 1.9%
Health Care REITs 0.2%
Welltower, REIT	3,099	290
		290
Industrial REITs 0.5%
Prologis, REIT	4,024	524
Rexford Industrial Realty, REIT	4,855	244
		768
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	1,003	98
CoStar Group (1)	1,119	108
		206
Residential REITs 0.3%
American Homes 4 Rent, Class A, REIT	2,109	77
AvalonBay Communities, REIT	717	133
Camden Property Trust, REIT	200	20
Essex Property Trust, REIT	955	234
Sun Communities, REIT	648	83
		547
Retail REITs 0.1%
Kimco Realty, REIT	3,529	69
Regency Centers, REIT	400	24
Simon Property Group, REIT	780	122
		215
Specialized REITs 0.7%
American Tower, REIT	2,104	416
CubeSmart, REIT	1,300	59
Equinix, REIT	520	429
Extra Space Storage, REIT	299	44
Public Storage, REIT	984	285
Weyerhaeuser, REIT	1,174	42
		1,275
Total Real Estate		3,301
UTILITIES 2.1%
Electric Utilities 1.4%
Constellation Energy	1,400	259
Evergy	722	39
FirstEnergy	8,937	345
NextEra Energy	12,544	802
PG&E	32,275	541
PPL	1,791	49

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Southern	5,272	378
		2,413
Multi-Utilities 0.7%
Ameren	4,300	318
CenterPoint Energy	7,931	226
CMS Energy	1,647	99
Dominion Energy	12,354	608
NiSource	1,054	29
		1,280
Total Utilities		3,693
Total Common Stocks (Cost $147,752)		171,392
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, 5.26% (3)	151,258	151
Total Short-Term Investments (Cost $151)		151
SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4)	150,874	151
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		151
Total Securities Lending Collateral (Cost $151)		151
Total Investments in Securities 100.1% of Net Assets (Cost $148,054)		$171,694
Other Assets Less Liabilities (0.1%)		(125)
Net Assets 100.0%		$171,569

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at March 31, 2024.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 3/31/24
T. Rowe Price Government Reserve Fund	$195	¤	¤	$151
	Total			$151^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $151.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. Equity Research ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF967-054Q1
03/24